As filed with the United States Securities and Exchange Commission on May 17, 2012
1933 Act Registration No. 002-57526
1940 Act Registration No. 811-02699

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☑

Pre-Effective Amendment No. ___	☐

Post-Effective Amendment No. 98	☑

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☑

Amendment No. 94

(Check appropriate box or boxes.)
AIM GROWTH SERIES (INVESCO GROWTH SERIES)
(Exact name of Registrant as Specified in Charter)
11 Greenway Plaza, Suite 1000, Houston, TX 77046
(Address of Principal Executive Offices) (Zip Code)
Registrant’s Telephone Number, including Area Code: (713) 626-1919
John M. Zerr, Esquire
11 Greenway Plaza, Suite 1000, Houston, TX 77046
(Name and Address of Agent for Service)
Copy to:

Elisa Mitchell, Esquire	E. Carolan Berkley, Esquire
Invesco Advisers, Inc.	Stradley Ronon Stevens & Young, LLP
11 Greenway Plaza, Suite 2500	2600 One Commerce Square
Houston, Texas 77046-1173	Philadelphia, Pennsylvania 19103
Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Amendment.
It is proposed that this filing will become effective (check appropriate box):

☑	immediately upon filing pursuant to paragraph (b)

☐	on (date) pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2)
If appropriate, check the following box:
     ☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES
     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Houston, Texas on the 17th of May, 2012.

Registrant:	AIM GROWTH SERIES

(INVESCO GROWTH SERIES FUNDS)

By:	/s/ Philip A. Taylor

Philip A. Taylor, President
     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURES	TITLE	DATE

/s/ Philip A. Taylor	Trustee & President	May 17, 2012

(Philip A. Taylor)	(Principal Executive Officer)

/s/ David C. Arch*	Trustee	May 17, 2012

(David C. Arch)

/s/ Frank S. Bayley*	Trustee	May 17, 2012

(Frank S. Bayley)

/s/ James T. Bunch*	Trustee	May 17, 2012

(James T. Bunch)

/s/ Bruce L. Crockett*	Chair & Trustee	May 17, 2012

(Bruce L. Crockett)

/s/ Rod Dammeyer*	Trustee	May 17, 2012

(Rod Dammeyer)

/s/ Albert R. Dowden*	Trustee	May 17, 2012

(Albert R. Dowden)

/s/ Martin L. Flanagan*	Trustee	May 17, 2012

(Martin L. Flanagan)

/s/ Jack M. Fields*	Trustee	May 17, 2012

(Jack M. Fields)

/s/ Carl Frischling*	Trustee	May 17, 2012

(Carl Frischling)

/s/ Prema Mathai-Davis*	Trustee	May 17, 2012

(Prema Mathai-Davis)

/s/ Larry Soll*	Trustee	May 17, 2012

(Larry Soll)

SIGNATURES	TITLE	DATE

/s/ Hugo F. Sonnenschein*	Trustee	May 17, 2012

(Hugo F. Sonnenschein)

/s/ Raymond Stickel, Jr.*	Trustee	May 17, 2012

(Raymond Stickel, Jr.)

/s/ Wayne W. Whalen*	Trustee	May 17, 2012

(Wayne W. Whalen)

/s/ Sheri Morris	Vice President & Treasurer (Principal Financial and

(Sheri Morris)	Accounting Officer)

*By	/s/ Philip A. Taylor
Philip A. Taylor
Attorney-in-Fact

*	Philip A. Taylor, pursuant to powers of attorney dated November 30, 2010, filed in Registrant’s Post-Effective Amendment No. 92 on December 23, 2010.

Exhibit Index

XBRL Instance Document	Ex-101.ins
XBRL Taxonomy Extension Schema Document	Ex-101.sch
XBRL Taxonomy Extension Calculation Linkbase Document	Ex-101.cal
XBRL Taxonomy Extension Labels Linkbase	Ex-101.lab
XBRL Taxonomy Extension Presentation Linkbase Document	Ex-101.pre
XBRL Taxonomy Extension Definition Linkbase	Ex-101.def